Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Total	ORDINARY £0.00001 PAR VALUE	DEFERRED SHARES £0.00001 PAR VALUE	DEFERRED SHARES £0.001 PAR VALUE	DEFERRED SHARES £100,000 PAR VALUE	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED OTHER COMPREHENSIVE LOSS	ACCUMULATED DEFICIT	ACCUMULATED EQUITY
Balance at Dec. 31, 2020			$ 2,000	$ 153,000		$ 456,293,000	$ 9,342,000	$ (215,990,000)	$ 249,800,000
Balance, Shares at Dec. 31, 2020		35,854,945	144,517,898	123,638,835
Forfeiture of ordinary shares, Shares		(11,043)	11,043
Subdivision of £0.001 nominal shares and reduction in deferred share capital				$ (137,000)	$ 137,000
Subdivision of £0.001 nominal shares and reduction in deferred share capital, see Note 6, Shares				(100,000,000)	1
Cancellation of deferred shares			$ (2,000)	$ (16,000)		18,000
Cancellation of deferred shares, Shares			(144,500,094)	(23,638,835)
Non-cash share-based compensation						2,546,000			2,546,000
Unrealized loss on foreign currency translation	$ 2,026,000						2,026,000		2,026,000
Net loss	(34,945,000)							(34,945,000)	(34,945,000)
Balance at Mar. 31, 2021					$ 137,000	458,857,000	11,368,000	(250,935,000)	219,427,000
Balance, Shares at Mar. 31, 2021		35,843,902	28,847		1
Balance at Dec. 31, 2021	120,441,000				$ 137,000	467,213,000	9,472,000	(356,381,000)	120,441,000
Balance, Shares at Dec. 31, 2021		35,854,591	112,077		1
Vesting of restricted share units, Shares		27,175
Forfeiture of ordinary shares, Shares		(3,399)	3,399
Issuance of ordinary shares, net of issuance cost of $2,000		$ 26,466,946,000				26,208,000			26,208,000
Non-cash share-based compensation						1,376,000			1,376,000
Unrealized loss on foreign currency translation	(2,730,000)						(2,730,000)		(2,730,000)
Net loss	(26,733,000)							(26,733,000)	(26,733,000)
Balance at Mar. 31, 2022	$ 118,562,000				$ 137,000	$ 494,797,000	$ 6,742,000	$ (383,114,000)	$ 118,562,000
Balance, Shares at Mar. 31, 2022		62,345,313	115,476		1